J.P. MORGAN U.S EQUITY FUNDS

JPMorgan Intrepid Value Fund

JPMorgan U.S. GARP Equity Fund (formerly JPMorgan Intrepid Growth Fund)

JPMorgan U.S. Sustainable Leaders Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(the “Funds”)

Supplement dated May 25, 2021

to the Summary Prospectuses and Prospectuses dated November 1, 2021, as supplemented

INTREPID VALUE FUND

Effective immediately, the portfolio manager information in the section titled “Management” in the Intrepid Value Fund’s “Risk/Return Summary” of the prospectuses and in the summary prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Andrew Stern	2019	Executive Director
Wonseok Choi	2019	Managing Director
Jonathan Tse	2019	Executive Director

U.S. GARP EQUITY FUND

Effective immediately, the portfolio manager information in the section titled “Management” in the U.S. GARP Equity Fund’s “Risk/Return Summary” of the prospectuses and in the summary prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Andrew Stern	2019	Executive Director
Wonseok Choi	2019	Managing Director
Jonathan Tse	2019	Executive Director

U.S. SUSTAINABLE LEADERS FUND

Effective immediately, the portfolio manager information in the section titled “Management” in the U.S. Sustainable Leaders Fund’s “Risk/Return Summary” of the prospectuses and in the summary prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Andrew Stern	2018	Executive Director
Wonseok Choi	2019	Managing Director
Jonathan Tse	2019	Executive Director

SUP-USEQ-521

INTREPID VALUE FUND, U.S. GARP EQUITY FUND AND U.S. SUSTAINABLE LEADERS FUND

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers” for the Funds is hereby deleted in its entirety and replaced with the following:

Intrepid Value Fund

U.S. GARP Equity Fund

U.S. Sustainable Leaders Fund

The portfolio management team for the Fund utilizes a team-based approach and is led by Andrew Stern, Wonseok Choi and Jonathan Tse. Mr. Stern, an Executive Director and a CFA charterholder, is a portfolio manager and a senior member of the U.S. Structured Equity portfolio management team, responsible for the day to day management of the portfolio. A member of the Structured Equity investment team since 2008, Mr. Stern was previously a research analyst on the team covering various industries. Mr. Choi, Managing Director and director of U.S. equity quantitative research, is responsible for Strategic Quantitative Research. This entails all aspects of process enhancements including, but not limited to: factors to be included into the investment process as well as refinements to existing factors, portfolio construction as well as our big data efforts. Mr. Tse, Executive Director and a member of the team since 2004, is responsible for Tactical Quantitative Research. This entails the active monitoring of current market conditions in order to identify opportunities and risks to make temporal adjustments to the Fund’s positioning.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN U.S EQUITY FUNDS

JPMorgan Intrepid Value Fund

JPMorgan U.S. GARP Equity Fund (formerly JPMorgan Intrepid Growth Fund)

JPMorgan U.S. Sustainable Leaders Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

Supplement dated May 25, 2021

to the Statement of Additional Information dated November 1, 2020, as supplemented

Effective immediately, the information in the SAIs under the heading “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” with respect to the JPMorgan Intrepid Value Fund, JPMorgan U.S. GARP Equity Fund and JPMorgan U.S. Sustainable Leaders Fund are hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2020:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Intrepid Value Fund
Andrew Stern	3	$1,243,358	2	$55,813	0	$0
Wonseok Choi	19	6,514,624	3	164,309	5	720,047
Jonathan Tse	19	6,514,624	3	164,309	5	720,047

U.S. GARP Equity Fund
Andrew Stern	3	384,586	2	55,813	0	0
Wonseok Choi	19	5,655,852	3	164,309	5	720,047
Jonathan Tse	19	5,655,852	3	164,309	5	720,047

U.S. Sustainable Leaders Fund
Andrew Stern	3	1,458,700	2	55,813	0	0
Wonseok Choi	19	6,729,965	3	164,309	5	720,047
Jonathan Tse	19	6,729,965	3	164,309	5	720,047

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2020:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Intrepid Value Fund
Andrew Stern	0	$0	0	$0	0	$0
Wonseok Choi	0	0	0	0	1	122,132
Jonathan Tse	0	0	0	0	1	122,132

U.S. GARP Equity Fund
Andrew Stern	0	0	0	0	0	0
Wonseok Choi	0	0	0	0	1	122,132
Jonathan Tse	0	0	0	0	1	122,132

U.S. Sustainable Leaders Fund
Andrew Stern	0	0	0	0	0	0
Wonseok Choi	0	0	0	0	1	122,132
Jonathan Tse	0	0	0	0	1	122,132

SUP-SAI-USEQ-521

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of each Fund beneficially owned by each portfolio manager of each Fund, as of June 30, 2020. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Intrepid Value Fund
Andrew Stern					X
Wonseok Choi			X
Jonathan Tse				X

U.S. GARP Equity Fund
Andrew Stern					X
Wonseok Choi				X
Jonathan Tse	X

U.S. Sustainable Leaders Fund
Andrew Stern					X
Wonseok Choi	X
Jonathan Tse			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE